Cash and Short Term Deposits (Details 1) - Short Term Deposits [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash and bank balances	$ 160,742,490	$ 167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
Total term deposits	$ 173,677,602	$ 192,459,867